S000071282 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF | iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	30.47%	3.40%	16.81%	(16.17%)

[1]	The Fund’s year-to-date return as of March 31, 2026, was 1.07%.